Derivative Financial Instruments (Details 2) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Total gains (losses) recognized in cost of products sold	$ (39.7)	$ 8.5
Commodity Contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Total gains (losses) recognized in cost of products sold	(48.5)	5.2
Foreign currency exchange contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Total gains (losses) recognized in cost of products sold	$ 8.8	$ 3.3